Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2024
Registrant Name	dei_EntityRegistrantName	Prudential National Muni Fund, Inc.
CIK	dei_EntityCentralIndexKey	0000314612
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2024
Prospectus Date	rr_ProspectusDate	Oct. 30, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM National Muni Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRNMX
PGIM National Muni Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNMCX
PGIM National Muni Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNMZX
PGIM National Muni Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNMQX